Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($)
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		4
Revenue	$ 1,211,749	$ 1,013,260	$ 1,011,452
Adjusted EBITDA	$ 824,388	$ 796,123	821,555
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	3
Revenue	$ 928,525	$ 753,089	761,090
Adjusted EBITDA	602,583	$ 576,285	604,080
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		1
Revenue	123,692	$ 111,030	122,281
Adjusted EBITDA	99,935	101,006	109,200
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	105,680	106,042	103,453
Adjusted EBITDA	83,635	87,272	85,657
Water [Member]
Financial information by segment [Abstract]
Revenue	53,852	43,099	24,629
Adjusted EBITDA	38,235	31,560	22,618
North America [Member]
Financial information by segment [Abstract]
Revenue	395,775	330,921	332,965
Adjusted EBITDA	311,803	279,365	307,242
South America [Member]
Financial information by segment [Abstract]
Revenue	154,985	151,460	142,207
Adjusted EBITDA	119,547	120,023	115,346
EMEA [Member]
Financial information by segment [Abstract]
Revenue	660,989	530,879	536,280
Adjusted EBITDA	$ 393,038	$ 396,735	$ 398,967